Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	LDR Real Estate Value-Opportunity Fund - Institutional Class
Trading Symbol	HLRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Institutional Class Shares for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrfunds.com. You can also request this information by contacting us at (800) 673-0550.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrfunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LDR Real Estate Value-Opportunity Fund - Institutional Class	$263	2.51%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]

Performance Summary

For the period of January 1, 2024 to December 31, 2024, the LDR Real Estate Value-Opportunity Fund Institutional Class (the “Fund”) gained 9.40%. This significantly outperformed the FTSE NAREIT All Equity REIT index which returned 4.92% and trailed the S&P 500® Index, which returned 25.02% during the same period. The Fund’s equity component returned 12.12% while the REIT preferred positions returned 20.41%, benefiting from strong dividend yields and price appreciation.

Key Considerations

1. Sector Allocation: The Fund maintains concentrated exposure across six sectors:

•	Diversified/Other (33.74%) – Investments in unique opportunities that offer strong risk-adjusted returns.
•	Retail (19.21%) – Stability from high occupancy rates and strong necessity-based tenant demand.
•	Residential (16.66%) – Housing shortages and affordability concerns drive rental market strength.
•	Health Care (15.88%) – Aging demographics and post-pandemic recovery support long-term growth.
•	Mortgage (8.91%) – Select holdings benefiting from favorable real estate credit conditions.
•	Office (5.07%) – Targeted investments in well located assets with resilient demand.

2. Income & Liquidity: The Fund’s REIT preferred holdings yield 8.1%, enhancing portfolio cash flow. Cash remains low at 1.3%, reflecting favorable investment conditions.

Conclusion

The Fund successfully capitalized on key real estate trends, generating strong equity and preferred returns in 2024. Its concentrated, high-yield approach remains well-positioned for continued value creation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	10 Year
LDR Real Estate Value-Opportunity Fund, Institutional Class	9.40%	5.17%	4.63%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REIT Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 14,853,797
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 161,388
Investment Company, Portfolio Turnover	58.24%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$14,853,797
Number of Holdings	24
Total Advisory Fee Paid	$161,388
Portfolio Turnover Rate	58.24%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Equinix, Inc.	5.61%
Community Healthcare Trust, Inc.	5.46%
Digital Realty Trust, Inc.	5.29%
Starwood Property Trust, Inc.	5.26%
CTO Realty Growth, Inc.	5.25%
Healthcare Realty Trust, Inc.	5.23%
Healthpeak Properties, Inc.	5.20%
American Tower Corporate REIT	5.07%
Howard Hughes Holdings, Inc.	5.06%
Urban Edge Properties	4.99%

Material Fund Change [Text Block]

How has the Fund Changed?

Expense Limitation Agreement

The Advisor contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. This limit did not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Effective May 1, 2024, the Advisor discontinued the expense limitation agreement.

Material Fund Change Expenses [Text Block]

Expense Limitation Agreement

The Advisor contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. This limit did not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Effective May 1, 2024, the Advisor discontinued the expense limitation agreement.

LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Shareholder Report [Line Items]
Fund Name	LDR Real Estate Value-Opportunity Fund
Class Name	LDR Real Estate Value-Opportunity Fund - Platform Class
Trading Symbol	HLPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Platform Class Shares for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ldrfunds.com. You can also request this information by contacting us at (800) 673-0550.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	ldrfunds.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LDR Real Estate Value-Opportunity Fund - Platform Class	$319	3.05%

Expenses Paid, Amount	$ 319
Expense Ratio, Percent	3.05%
Factors Affecting Performance [Text Block]

Performance Summary

For the period of January 1, 2024 to December 31, 2024, the LDR Real Estate Value-Opportunity Fund Platform Class (the “Fund”) gained 8.95%. This significantly outperformed the FTSE NAREIT All Equity REIT index which returned 4.92% and trailed the S&P 500® Index, which returned 25.02% during the same period. The Fund’s equity component returned 12.12% while the REIT preferred positions returned 20.41%, benefiting from strong dividend yields and price appreciation.

Key Considerations

1. Sector Allocation: The Fund maintains concentrated exposure across six sectors:

•	Diversified/Other (33.74%) – Investments in unique opportunities that offer strong risk-adjusted returns.
•	Retail (19.21%) – Stability from high occupancy rates and strong necessity-based tenant demand.
•	Residential (16.66%) – Housing shortages and affordability concerns drive rental market strength.
•	Health Care (15.88%) – Aging demographics and post-pandemic recovery support long-term growth.
•	Mortgage (8.91%) – Select holdings benefiting from favorable real estate credit conditions.
•	Office (5.07%) – Targeted investments in well located assets with resilient demand.

2. Income & Liquidity: The Fund’s REIT preferred holdings yield 8.1%, enhancing portfolio cash flow. Cash remains low at 1.3%, reflecting favorable investment conditions.

Conclusion

The Fund successfully capitalized on key real estate trends, generating strong equity and preferred returns in 2024. Its concentrated, high-yield approach remains well-positioned for continued value creation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

        Average Annual Total Return

	1 Year	5 Year	10 Year
LDR Real Estate Value-Opportunity Fund, Platform Class	8.95%	4.86%	4.35%
S&P 500® Index	25.02%	14.53%	13.10%
FTSE NAREIT All Equity REIT Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 14,853,797
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 161,388
Investment Company, Portfolio Turnover	58.24%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$14,853,797
Number of Holdings	24
Total Advisory Fee Paid	$161,388
Portfolio Turnover Rate	58.24%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Equinix, Inc.	5.61%
Community Healthcare Trust, Inc.	5.46%
Digital Realty Trust, Inc.	5.29%
Starwood Property Trust, Inc.	5.26%
CTO Realty Growth, Inc.	5.25%
Healthcare Realty Trust, Inc.	5.23%
Healthpeak Properties, Inc.	5.20%
American Tower Corporate REIT	5.07%
Howard Hughes Holdings, Inc.	5.06%
Urban Edge Properties	4.99%

Material Fund Change [Text Block]

How has the Fund Changed?

Expense Limitation Agreement

The Advisor contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. This limit did not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Effective May 1, 2024, the Advisor discontinued the expense limitation agreement.

Material Fund Change Expenses [Text Block]

Expense Limitation Agreement

The Advisor contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund until April 30, 2024. This limit did not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Effective May 1, 2024, the Advisor discontinued the expense limitation agreement.